Delaware VIP® Trust — Delaware VIP Investment Grade Series
Schedule of investments
March 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Convertible Bond - 0.34%			Corporate Bonds (continued)
Cheniere Energy 144A 4.875% exercise			Banking (continued)
price $93.64, maturity date			State Street 144A 2.901% 3/30/26 #µ	85,000	$87,084
5/28/21 # ❆	195,000	$ 189,153	Truist Bank
Total Convertible Bond			2.25% 3/11/30	250,000	229,526
(cost $196,706)		189,153	2.636% 9/17/29 µ	695,000	666,602
			UBS 7.625% 8/17/22	250,000	257,623
Corporate Bonds - 97.58%			UBS Group 6.875%µy	200,000	196,000
Banking - 23.44%			US Bancorp 3.00% 7/30/29	865,000	864,811
Banco Bilbao Vizcaya Argentaria			Wells Fargo & Co. 4.478% 4/4/31 µ	185,000	210,039
6.50%µy	200,000	155,139	Wells Fargo Bank 2.60% 1/15/21	275,000	276,339
Bank of America					13,009,601
2.114% (LIBOR03M + 0.32%)			Basic Industry - 4.02%
7/26/21 •	250,000	244,750	BHP Billiton Finance USA 144A
2.496% 2/13/31 µ	525,000	505,660	6.25% 10/19/75 #µ	545,000	535,787
2.625% 10/19/20	165,000	165,273	Chevron Phillips Chemical 144A
5.125%µy	235,000	223,413	5.125% 4/1/25 #	85,000	87,610
Barclays 5.20% 5/12/26	523,000	538,404	Methanex 5.25% 12/15/29	185,000	139,392
BBVA USA			Newmont
2.875% 6/29/22	250,000	244,007	2.25% 10/1/30	110,000	102,002
3.875% 4/10/25	250,000	237,102	2.80% 10/1/29	550,000	527,291
BNP Paribas 144A 4.50%#µy	290,000	223,481	Packaging Corp. of America
Citigroup			3.00% 12/15/29	470,000	472,636
4.044% 6/1/24 µ	295,000	312,032	Steel Dynamics 2.80% 12/15/24	95,000	88,685
4.412% 3/31/31 µ	235,000	259,093	Teck Resources 6.25% 7/15/41	320,000	277,922
4.70%µy	305,000	264,397			2,231,325
Citizens Financial Group 2.85% 7/27/26 .	610,000	596,326
Credit Agricole 144A 3.25% 1/14/30 #	635,000	605,370	Brokerage - 0.31%
Credit Suisse Group			Jefferies Group
144A 2.593% 9/11/25 #µ	915,000	870,870	4.15% 1/23/30	100,000	95,966
144A 5.10%#µy	335,000	259,206	6.50% 1/20/43	90,000	74,948
144A 6.375%#µy	210,000	184,492			170,914
Fifth Third Bancorp 2.375% 1/28/25	145,000	141,509	Capital Goods - 5.76%
Fifth Third Bank 3.85% 3/15/26	410,000	432,975	Carrier Global
Goldman Sachs Group			144A 2.242% 2/15/25 #	105,000	102,892
2.60% 2/7/30	430,000	405,571	144A 2.493% 2/15/27 #	120,000	115,098
3.50% 4/1/25	80,000	81,269	144A 2.722% 2/15/30 #	105,000	97,228
4.95%µy	290,000	258,302	General Dynamics
JPMorgan Chase & Co.			3.25% 4/1/25	30,000	31,626
4.023% 12/5/24 µ	345,000	366,084	4.25% 4/1/40	220,000	262,955
5.00%µy	325,000	304,913	4.25% 4/1/50	125,000	155,646
Lloyds Banking Group 2.438% 2/5/26 µ	200,000	189,272	L3Harris Technologies
Morgan Stanley			144A 3.85% 6/15/23 #	95,000	98,961
2.954% (LIBOR03M + 1.22%)			144A 4.40% 6/15/28 #	470,000	509,488
5/8/24 •	200,000	191,874	Otis Worldwide
3.622% 4/1/31 µ	140,000	146,009	144A 2.056% 4/5/25 #	135,000	132,433
5.00% 11/24/25	450,000	498,290	144A 2.565% 2/15/30 #	225,000	219,336
PNC Bank 4.05% 7/26/28	250,000	271,949	144A 3.112% 2/15/40 #	140,000	134,165
PNC Financial Services Group			144A 3.362% 2/15/50 #	85,000	83,818
2.60% 7/23/26	455,000	460,591	Roper Technologies 2.35% 9/15/24	480,000	467,547
Regions Financial 3.80% 8/14/23	195,000	197,782	United Technologies 3.65% 8/16/23	51,000	53,723
Royal Bank of Scotland Group			Waste Connections
3.754% 11/1/29 µ	200,000	185,205	2.60% 2/1/30	255,000	239,244
8.625%µy	205,000	200,967	3.05% 4/1/50	210,000	189,933

NQ-FL9 [3/20] 5/20 (1179295) Investment Grade Series-1

Delaware VIP® Investment Grade Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Capital Goods (continued)			Consumer Cyclical (continued)
Waste Management 2.95% 6/15/24	295,000	$ 300,537	Home Depot
		3,194,630	3.35% 4/15/50	100,000	$109,049
Communications - 14.46%			Lowe’s 5.125% 4/15/50	130,000	157,235
AMC Networks 4.75% 8/1/25	156,000	152,686	Mastercard
American Tower 3.375% 5/15/24	470,000	473,048	3.30% 3/26/27	75,000	81,624
AT&T			3.85% 3/26/50	35,000	42,922
4.35% 3/1/29	295,000	317,883	TJX
4.50% 3/9/48	320,000	348,974	3.875% 4/15/30	140,000	145,159
4.90% 8/15/37	155,000	174,573	4.50% 4/15/50	75,000	80,721
Charter Communications Operating					1,400,379
4.80% 3/1/50	230,000	240,795	Consumer Non-Cyclical - 8.84%
4.908% 7/23/25	225,000	242,824	AbbVie
Comcast			144A 2.60% 11/21/24 #	170,000	173,057
3.20% 7/15/36	440,000	466,244	144A 2.95% 11/21/26 #	365,000	372,757
3.75% 4/1/40	60,000	66,452	144A 4.05% 11/21/39 #	215,000	226,536
Crown Castle International			Amgen
5.25% 1/15/23	290,000	307,963	3.15% 2/21/40	115,000	114,606
CSC Holdings 144A 5.375% 2/1/28 #	200,000	205,393	4.663% 6/15/51	260,000	328,887
Deutsche Telekom 144A			Anheuser-Busch InBev Worldwide
3.625% 1/21/50 #	300,000	299,928	3.65% 2/1/26	330,000	347,371
Discovery Communications			4.15% 1/23/25	460,000	497,048
4.125% 5/15/29	290,000	281,695	Bristol-Myers Squibb 144A
5.00% 9/20/37	305,000	303,055	2.90% 7/26/24 #	710,000	753,951
5.20% 9/20/47	5,000	5,133	Cigna
Fox 144A 4.03% 1/25/24 #	400,000	416,372	2.40% 3/15/30	110,000	104,737
Interpublic Group of Cos			3.20% 3/15/40	105,000	97,208
4.75% 3/30/30	230,000	229,068	CVS Health
Telefonica Emisiones 5.52% 3/1/49	340,000	400,510	3.25% 8/15/29	130,000	127,377
Time Warner Cable 7.30% 7/1/38	320,000	394,147	3.75% 4/1/30	115,000	119,232
Time Warner Entertainment			4.78% 3/25/38	335,000	369,254
8.375% 3/15/23	290,000	318,768	DH Europe Finance II
Verizon Communications			3.25% 11/15/39	177,000	173,473
3.15% 3/22/30	75,000	80,823	3.40% 11/15/49	8,000	7,903
4.00% 3/22/50	50,000	59,613	General Mills 2.875% 4/15/30	150,000	149,700
4.50% 8/10/33	755,000	910,731	Gilead Sciences 4.15% 3/1/47	375,000	460,734
ViacomCBS			Perrigo Finance Unlimited
4.375% 3/15/43	495,000	441,300	4.375% 3/15/26	300,000	310,661
4.95% 1/15/31	120,000	119,031	Zimmer Biomet Holdings
Virgin Media Secured Finance 144A			3.55% 3/20/30	170,000	170,272
5.50% 5/15/29 #	200,000	201,110			4,904,764
Vodafone Group			Electric - 12.58%
4.25% 9/17/50	140,000	144,420	AEP Texas 3.45% 1/15/50	120,000	108,486
4.875% 6/19/49	375,000	419,350	AES 4.50% 3/15/23	120,000	118,351
		8,021,889	Berkshire Hathaway Energy 144A
Consumer Cyclical - 2.52%			4.25% 10/15/50 #	110,000	126,039
Dollar Tree 4.00% 5/15/25	265,000	271,934	CenterPoint Energy 2.95% 3/1/30	620,000	590,302
Ford Motor Credit 3.087% 1/9/23	200,000	181,000	Consumers Energy 3.50% 8/1/51	125,000	134,854
General Motors 6.25% 10/2/43	129,000	102,836	Dominion Energy 4.65%µy	360,000	323,750
General Motors Financial 5.25% 3/1/26	125,000	110,548	Duke Energy 4.875%µy	265,000	222,784
Home Depot			Duke Energy Indiana 2.75% 4/1/50	175,000	161,601
2.70% 4/15/30	115,000	117,351

NQ-FL9 [3/20] 5/20 (1179295) Investment Grade Series-2

Delaware VIP® Investment Grade Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Electric (continued)			Energy (continued)
Edison International			Noble Energy 4.20% 10/15/49	275,000	$149,801
3.125% 11/15/22	180,000	$ 177,120	NuStar Logistics 5.625% 4/28/27	153,000	118,476
4.95% 4/15/25	125,000	124,711	Occidental Petroleum 2.90% 8/15/24	200,000	109,201
Emera 6.75% 6/15/76 µ	245,000	227,053	ONEOK 7.50% 9/1/23	290,000	289,137
Entergy Arkansas 4.20% 4/1/49	340,000	387,742	Sabine Pass Liquefaction
Entergy Louisiana 2.90% 3/15/51	160,000	141,657	5.75% 5/15/24	345,000	324,377
Entergy Mississippi 3.85% 6/1/49	50,000	51,217	Targa Resources Partners
Entergy Texas 3.55% 9/30/49	115,000	118,227	5.875% 4/15/26	152,000	127,395
Exelon 4.05% 4/15/30	190,000	188,557	Transcanada Trust 5.50% 9/15/79 µ	280,000	214,689
FirstEnergy Transmission 144A					3,456,572
4.55% 4/1/49 #	255,000	255,887	Finance Companies - 2.72%
Idaho Power 4.20% 3/1/48	120,000	139,799	AerCap Ireland Capital 3.65% 7/21/27	150,000	116,497
Interstate Power & Light 4.10% 9/26/28 .	205,000	230,118	Air Lease 3.00% 2/1/30	290,000	210,940
Louisville Gas & Electric 4.25% 4/1/49	350,000	399,906	Aviation Capital Group 144A
National Rural Utilities Cooperative
			3.50% 11/1/27 #	300,000	229,415
Finance 5.25% 4/20/46 µ	105,000	100,198	Avolon Holdings Funding
Nevada Power 3.125% 8/1/50	235,000	218,956	144A 3.25% 2/15/27 #	80,000	63,065
NRG Energy			144A 3.95% 7/1/24 #	190,000	159,315
144A 3.75% 6/15/24 #	115,000	114,164	144A 5.25% 5/15/24 #	275,000	234,829
144A 4.45% 6/15/29 #	185,000	188,495	International Lease Finance
San Diego Gas & Electric
			8.25% 12/15/20	500,000	497,192
3.32% 4/15/50	120,000	119,840
					1,511,253
Southern California Edison
3.65% 2/1/50	200,000	195,186	Insurance - 2.86%
4.20% 3/1/29	215,000	229,044	Berkshire Hathaway Finance
4.875% 3/1/49	285,000	330,664	1.85% 3/12/30	460,000	448,939
Southwestern Electric Power			Brighthouse Financial 4.70% 6/22/47	495,000	399,123
4.10% 9/15/28	335,000	360,073	Centene
Vistra Operations			144A 3.375% 2/15/30 #	175,000	163,406
144A 3.55% 7/15/24 #	305,000	287,630	144A 4.625% 12/15/29 #	115,000	116,213
144A 3.70% 1/30/27 #	125,000	111,716	Reinsurance Group of America
144A 4.30% 7/15/29 #	55,000	49,014	3.90% 5/15/29	470,000	459,935
Xcel Energy					1,587,616
2.60% 12/1/29	260,000	247,126	Natural Gas - 0.89%
3.40% 6/1/30	95,000	96,491	NiSource 2.95% 9/1/29	515,000	492,177
3.50% 12/1/49	115,000	102,681			492,177
		6,979,439	Real Estate Investment Trusts - 1.46%
Energy - 6.23%			Alexandria Real Estate Equities
BP Capital Markets America			4.90% 12/15/30	55,000	59,998
3.796% 9/21/25	280,000	288,266	CubeSmart 3.00% 2/15/30	490,000	457,896
Cheniere Corpus Christi Holdings			UDR 3.00% 8/15/31	305,000	292,515
7.00% 6/30/24	305,000	268,403			810,409
Continental Resources 5.00% 9/15/22	274,000	170,118	Technology - 9.01%
Energy Transfer Operating			Amphenol 2.05% 3/1/25	620,000	588,354
6.25% 4/15/49	275,000	233,581	Citrix Systems 3.30% 3/1/30	255,000	238,698
7.125%µy	365,000	220,124	Fiserv 3.20% 7/1/26	355,000	366,198
Husky Energy 4.40% 4/15/29	194,000	137,887	Global Payments 2.65% 2/15/25	565,000	561,182
Marathon Oil 4.40% 7/15/27	285,000	190,658	International Business Machines
MPLX			3.00% 5/15/24	510,000	534,310
4.125% 3/1/27	585,000	500,034	KLA 3.30% 3/1/50	570,000	550,850
5.50% 2/15/49	135,000	114,425

NQ-FL9 [3/20] 5/20 (1179295) Investment Grade Series-3

Delaware VIP® Investment Grade Series
Schedule of investments (continued)

	Principal	Value		Number of	Value
	amount°	(US $)		shares	(US $)
Corporate Bonds (continued)			Preferred Stock - 0.59%
Technology (continued)			Morgan Stanley 5.55%µ	370,000	$325,515
Microchip Technology			Total Preferred Stock (cost $376,001)		325,515
3.922% 6/1/21	75,000	$73,130
4.333% 6/1/23	550,000	548,999	Short-Term Investments - 1.42%
NVIDIA 2.85% 4/1/30	207,000	215,418	Money Market Mutual Funds - 1.42%
NXP			BlackRock FedFund - Institutional Shares
144A 4.125% 6/1/21 #	200,000	201,942	(seven-day effective yield 0.33%)	156,828	156,828
144A 4.30% 6/18/29 #	280,000	288,269	Fidelity Investments Money Market
144A 4.875% 3/1/24 #	445,000	475,950	Government Portfolio - Class I
Oracle 2.95% 4/1/30	200,000	201,625	(seven-day effective yield 0.30%)	156,828	156,828
SS&C Technologies 144A			GS Financial Square Government Fund -
5.50% 9/30/27 #	149,000	154,494	Institutional Shares (seven-day
		4,999,419	effective yield 0.34%)	156,828	156,828
Transportation - 1.25%			Morgan Stanley Government Portfolio -
Canadian Pacific Railway 2.05% 3/5/30 .	200,000	186,950	Institutional Share Class (seven-day
Union Pacific			effective yield 0.22%)	156,828	156,828
2.40% 2/5/30	210,000	205,706	State Street Institutional US Government
3.25% 2/5/50	305,000	300,586	Money Market Fund - Investor Class
		693,242	(seven-day effective yield 0.24%)	156,827	156,827
Utilities - 1.23%			Total Short-Term Investments
American Water Capital 3.45% 6/1/29	445,000	475,961	(cost $784,139)		784,139
Essential Utilities 4.276% 5/1/49	190,000	206,210
		682,171
Total Corporate Bonds
(cost $57,753,655)		54,145,800

Loan Agreements - 0.26%
Zayo Group Holdings 3.989%
(LIBOR01M + 3.00%) 3/9/27 •	155,000	145,313
Total Loan Agreements
(cost $154,615)		145,313

Total Value of Securities - 100.19%
(cost $59,265,116)	55,589,920
Liabilities Net of Receivables and Other Assets - (0.19%)	(102,932)
Net Assets Applicable to 5,312,908 Shares Outstanding - 100.00%	$55,486,988

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $10,405,419, which represents 18.75% of the Series’ net assets.
❆PIK. 100% of the income received was in the form of cash.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-FL9 [3/20] 5/20 (1179295) Investment Grade Series-4

Delaware VIP® Investment Grade Series
Schedule of investments (continued)

Summary of abbreviations:
GS - Goldman Sachs
ICE - Intercontinental Exchange
LIBOR - London interbank offered rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
USD - US Dollar

NQ-FL9 [3/20] 5/20 (1179295) Investment Grade Series-5